LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Contractual maturities of notes
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-5 yrs	>5 yrs
December 31, 2017	$400.0	$610.0	$28.0	$56.0	$56.0	$470.0
December 31, 2016	$489.1	$621.1	$33.0	$66.0	$522.1	$—

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $5.8 million as at December 31, 2017 (December 31, 2016 – $4.0 million). The carrying amount of the long-term debt also excludes the embedded derivative classified as a financial asset at fair value through profit or loss (note 20(d)).